NOTE 16: RESTRUCTURING EXPENSE	12 Months Ended
Dec. 31, 2018
Note 16 Restructuring Expense
RESTRUCTURING EXPENSE

Subsequent to the Transaction, the Company initiated an organization-wide refocusing and restructuring. Accordingly, the Company incurred $110,424 during the year ended December 31, 2018 (2017 - $nil; 2016; $nil) in net charges related to reorganization and restructuring.